Property and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

5. Property and Equipment

As an online financial services provider, a significant amount of capital is invested in developing computer software and systems infrastructure.

Major classifications of property and equipment at December 31, 2014 and 2013 were as follows (dollars in thousands):

	As of December 31, 2014
	Cost	Accumulated Depreciation	Net
Computer Software	$54,966	$(32,117)	$22,849
Furniture, fixtures and equipment	26,690	(19,245)	7,445
Leasehold improvements	14,587	(10,896)	3,691

Total	$96,243	$(62,258)	$33,985

	As of December 31, 2013
	Cost	Accumulated Depreciation	Net
Computer Software	$56,511	$(35,014)	$21,497
Furniture, fixtures and equipment	25,077	(14,034)	11,043
Leasehold improvements	14,287	(7,422)	6,865

Total	$95,875	$(56,470)	$39,405

The Company capitalized internal software development costs of $8.6 million, $6.6 million and $8.1 million during 2014, 2013 and 2012, respectively.

The Company recognized depreciation expense of $18.7 million, $17.0 million and $13.0 million during 2014, 2013 and 2012, respectively.